Note 2 - Allowance For Loan Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,891	$ 14,728,552	$ 14,165,603
Real Estate Loans	17	166,560	166,560
Sales Finance Contracts	244	834,043	791,130
Total	5,152	$ 15,729,155	$ 15,123,293

The following table presents a summary of loans that were restructured during the three months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,162	$ 11,025,238	$ 10,702,334
Real Estate Loans	11	114,010	111,556
Sales Finance Contracts	155	414,895	399,751
Total	4,328	$ 11,554,143	$ 11,213,641

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2019.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	13,681	$ 39,399,828	$ 37,818,108
Real Estate Loans	35	489,615	487,793
Sales Finance Contracts	616	2,192,823	2,087,154
Total	14,332	$ 42,082,266	$ 40,393,055

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,667	$ 29,000,014	$ 28,038,080
Real Estate Loans	35	311,583	302,117
Sales Finance Contracts	420	1,132,852	1,089,140
Total	12,122	$ 30,444,449	$ 29,429,337

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the three months ended September 30, 2019 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	2,070	$ 3,893,834
Real Estate Loans	-	-
Sales Finance Contracts	64	187,803
Total	2,134	$ 4,081,637

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the three months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,572	$ 2,445,911
Real Estate Loans	1	4,233
Sales Finance Contracts	56	104,284
Total	1,629	$ 2,554,428

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the nine months ended September 30, 2019 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	4,932	$ 8,811,884
Real Estate Loans	-	-
Sales Finance Contracts	183	466,862
Total	5,115	$ 9,278,746

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the nine months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,817	$ 5,915,570
Real Estate Loans	1	4,233
Sales Finance Contracts	114	236,196
Total	3,932	$ 6,155,999